Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	ALTAMIRA THERAPEUTICS LTD.
Entity Central Index Key	0001601936
Entity File Number	001-36582
Entity Incorporation, State or Country Code	D0
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM11
Entity Listings [Line Items]
Title of 12(b) Security	Common Shares, par value $0.002 per share
Trading Symbol	CYTOF
Security Exchange Name	NONE
Entity Common Stock, Shares Outstanding	4,662,080
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Thomas Meyer
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM11
Entity Phone Fax Numbers [Line Items]
City Area Code	+1 (441)
Local Phone Number	295 59 50